Label	Element	Value
Document And Entity Information Elements	pax_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 25, 2018
Registrant Name	dei_EntityRegistrantName	PAX WORLD FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000076721
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jun. 26, 2018
Prospectus Date	rr_ProspectusDate	Jun. 26, 2018